INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 5.   INTANGIBLE ASSETS AND GOODWILL

Intangible Assets

Intangible assets consisted of the following:

December 31, 2016	Gross	Accumulated Amortization	Net	Estimated Life (in years)
Chiefton brand and graphic designs	$69,400	$44,017	$25,383	2

December 31, 2015	Gross	Accumulated Amortization	Net	Estimated Life (in years)
Customer relationships (IPG)	$1,000,000	$76,712	$923,288	10
Marketing-related (IPG)	200,000	30,685	169,315	5
Non-compete agreements (IPG)	500,000	127,854	372,146	3
Chiefton brand and graphic designs	69,400	9,222	60,178	2
Intangible assets, net	$1,769,400	$244,473	$1,524,927

The Chiefton brand and graphic designs intangible asset will be fully amortized during the year ending December 31, 2017.

Amortization expense was $342,302 and $244,473 for the years ended December 31, 2016 and 2015.

Goodwill

In connection with our acquisition of IPG, we recorded goodwill of $187,000.

Impairment of Intangible Assets and Goodwill

During the year ended December 31, 2016, we recorded an impairment charge for goodwill and the remaining unamortized value of the IPG intangible assets.  Colorado placed a limit on the number of licenses they would issue for cannabis cultivation facilities, which resulted in the aggregation of licenses by just a few companies.  Colorado did not, however, limit the level of production for these facilities.  As a result, since IPG was acquired, and the related intangible assets and goodwill were valued, there has been significant growth in the supply of cannabis in the Colorado market, which has led to significantly lower wholesale prices for cannabis towards the end of 2016 compared to earlier in the year and in 2015.  As a result of lower prices and aggregation of operations, cultivation companies are not using outside security services to the extent originally projected.  Due to these changes to the Colorado market, as of December 31, 2016, expected future cash flows for IPG’s operations in Colorado are estimated to remain at or near break even.  Accordingly, we have recorded an impairment charge of $1,344,242.